Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$35,639,853.36	$13,304,898.31	$22,334,955.05	0.102510	Oct-26
Class A-2b Notes	$35,639,853.37	$13,304,898.31	$22,334,955.06	0.102510	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$564,069,706.73	$26,609,796.62	$537,459,910.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$614,443,183.36	$585,519,760.16	0.476431
YSOC Amount	$47,553,268.34	$45,239,641.76
Adjusted Pool Balance	$566,889,915.02	$540,280,118.40
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$35,639,853.36	5.91000%	30/360	$175,526.28
Class A-2b Notes	$35,639,853.37	4.93471%	ACT/360	$146,560.28
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$564,069,706.73			$2,678,601.40

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$614,443,183.36	$585,519,760.16
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$566,889,915.02	$540,280,118.40
Number of Receivables Outstanding	37,351	36,505
Weighted Average Contract Rate	5.16%	5.17%
Weighted Average Remaining Term (months)	38.8	37.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,648,739.61
Principal Collections	$28,581,819.23
Liquidation Proceeds	$161,153.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$31,391,712.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$31,391,712.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$512,035.99	$512,035.99	$—	$—	$30,879,676.76
Interest - Class A-1 Notes	$—	$—	$—	$—	$30,879,676.76
Interest - Class A-2a Notes	$175,526.28	$175,526.28	$—	$—	$30,704,150.48
Interest - Class A-2b Notes	$146,560.28	$146,560.28	$—	$—	$30,557,590.20
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$28,638,154.20
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$28,335,751.87
First Allocation of Principal	$—	$—	$—	$—	$28,335,751.87
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$28,290,859.70
Second Allocation of Principal	$1,249,588.33	$1,249,588.33	$—	$—	$27,041,271.37
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,996,379.20
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,726,379.20
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,681,487.03
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,411,487.03
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,411,487.03
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,591,278.74
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,591,278.74
Remaining Funds to Certificates	$1,591,278.74	$1,591,278.74	$—	$—	$—
Total	$31,391,712.75	$31,391,712.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$47,553,268.34
Increase/(Decrease)	$(2,313,626.58)
Ending YSOC Amount	$45,239,641.76

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$566,889,915.02	$540,280,118.40
Note Balance	$564,069,706.73	$537,459,910.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	24	$341,603.97
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	99	$161,153.91
Monthly Net Losses (Liquidation Proceeds)			$180,450.06
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.25)%
Preceding Collection Period			0.12%
Current Collection Period			0.36%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$2,253,925.95
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	59	$1,178,374.89
60-89 Days Delinquent	0.09%	23	$519,730.54
90-119 Days Delinquent	0.03%	8	$183,158.76
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	90	$1,881,264.19

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$166,092.70
Total Repossessed Inventory		13	$294,041.75

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		31	$702,889.30
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.11%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.29	0.05%	12	0.03%